Loans Receivable, Net - Allowance for Credit Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 321,568	$ 238,819
Provision for credit losses	764,781	627,928
Write-off of loans receivable	(614,199)	(546,710)
Exchange differences	(22,815)	1,531
Ending balance	449,335	321,568
Consumer and SME Loans [Member]
Allowance for Credit Loss [Roll Forward]
Beginning balance	317,558	237,379
Provision for credit losses	760,577	624,143
Write-off of loans receivable	(613,408)	(545,482)
Exchange differences	(22,560)	1,518
Ending balance	442,167	317,558
Other Loans [Member]
Allowance for Credit Loss [Roll Forward]
Beginning balance	4,010	1,440
Provision for credit losses	4,204	3,785
Write-off of loans receivable	(791)	(1,228)
Exchange differences	(255)	13
Ending balance	$ 7,168	$ 4,010